UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [ ]: Amendment Number:
                                              -----------------------

       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Swiss Re Financial Products Corporation
Address:     Park Avenue Plaza
             55 East 52nd Street
             New York, NY  10055


Form 13F File Number:  028-11927
                     -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael McGuire
Title:       Director
Phone:       212-317-5400

Signature, Place and Date of Signing:

      /s/ Michael McGuire         New York, New York        February 6, 2009
---------------------------      --------------------       -----------------
        [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                --------------------------------

Form 13F Information Table Entry Total:                        49
                                                --------------------------------

Form 13F Information Table Value Total:                    $1,847,516
                                                --------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None


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

                                              SWISS RE FINANCIAL PRODUCTS CORPORATION
                                                              FORM 13F
                                                  Quarter Ended December 31, 2008


                                                          VALUE    SHARES OR   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS TITLE      CUSIP   (x$1000)   PRN AMT    PRN  CALL DSCRETION  MANAGERS   SOLE   SHARED  NONE
----------------------------- ---------------  --------  -------- -----------  ---  ---- ---------- -------- -------- ------- ------
ADVANCED MEDICAL OPTICS INC   NOTE 2.500% 7/1  00763MAG3  16,391   20,143,000  PRN       DEFINED                              NONE
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ADVANCED MEDICAL OPTICS INC        COM         00763M108     895      135,400   SH  PUT  DEFINED              135,400
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AMGEN INC                     NOTE 0.125% 2/0  031162AN0 110,544  115,000,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
BELO CORP                       COM SER A      080555105     224      143,600   SH       DEFINED              143,600
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PPTYS LTD PARTNERSHIP  NOTE 3.750% 5/1  10112RAG9 140,868  182,023,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109  11,887      705,893   SH       DEFINED              705,893
------------------------------------------------------------------------------------------------------------------------------------
CADIZ INC                        COM NEW       127537207   6,505      520,000   SH       DEFINED              520,000
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC         NOTE 5.000% 6/1  210795PJ3   3,316    3,200,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
CYMER INC                     NOTE 3.500% 2/1  232572AE7  14,676   14,750,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO              NOTE 3.375%10/1  277461BE8  42,508   52,970,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES IN  NOTE 3.000% 6/1  292659AA7   3,157    7,000,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
ESSEX PORTFOLIO L P           NOTE 3.625%11/0  29717PAB3  84,353   95,451,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN SOLAR INC           NOTE 4.000% 7/1  30033RAC2  12,318   40,000,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
EVERGREEN SOLAR INC                COM         30033R108       1          400   SH       DEFINED                  400
------------------------------------------------------------------------------------------------------------------------------------
FOREST OIL CORP               COM PAR $0.01    346091705     302       18,300   SH       DEFINED               18,300
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GASTAR EXPL LTD                    COM         367299104   1,558    4,720,167   SH       DEFINED            4,720,167
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP             DEB SR CONV B    370442733   1,071      300,000  PRN       DEFINED                              NONE
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GILEAD SCIENCES INC                COM         375558103  14,452      282,596   SH       DEFINED              282,596
------------------------------------------------------------------------------------------------------------------------------------
GREAT ATLANTIC & PAC TEA INC  NOTE 6.750%12/1  390064AK9   4,104    7,500,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
GREAT ATLANTIC & PAC TEA INC       COM         390064103     635      101,265   SH       DEFINED              101,265
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT INC          NOTE 4.750% 7/1  42217KAQ9  17,384   19,275,000  PRN       DEFINED                              NONE
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HOSPITALITY PPTYS TR          NOTE 3.800% 3/1  44106MAK8   5,434    9,329,000  PRN       DEFINED                              NONE
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INTERNATIONAL GAME TECHNOLOG  DBCV 2.600%12/1  459902AP7  18,476   19,500,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP          DBCV 5.500%10/1  477143AD3  18,638   11,000,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AIRWAYS CORP          DBCV 5.500%10/1  477143AE1   8,632    5,000,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS INC                    CL A        50075N104  13,817      514,600   SH       DEFINED              514,600
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1  549463AG2  93,890  114,500,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC                     CL A        559222401  15,436      515,723   SH       DEFINED              515,723
------------------------------------------------------------------------------------------------------------------------------------
MASTERCARD INC                     CL A        57636Q104   6,875       48,100   SH       DEFINED               48,100
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MICROCHIP TECHNOLOGY INC      SDCV 2.125%12/1  595017AB0  21,688   35,000,000  PRN       DEFINED                              NONE
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NABORS INDS INC               NOTE 0.940% 5/1  629568AP1 201,083  243,000,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD              SHS         G6359F103  11,056      923,617   SH       DEFINED              923,617
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OMNICOM GROUP INC                NOTE 2/0      681919AK2 132,499  133,500,000  PRN       DEFINED                              NONE
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OMNICOM GROUP INC                NOTE 7/3      681919AV8  33,644   35,000,000  PRN       DEFINED                              NONE
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OMNICOM GROUP INC                  COM         681919106  72,601    2,696,900   SH  PUT  DEFINED            2,696,900
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OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109   9,810    1,370,148   SH       DEFINED            1,370,148
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OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109   1,343      187,500   SH  PUT  DEFINED              187,500
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE COM INC             NOTE 2.250% 1/1  741503AH9  33,963   17,500,000  PRN       DEFINED                              NONE
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PRUDENTIAL FINL INC             FRNT 12/1      744320AJ1 267,219  279,080,000  PRN       DEFINED                              NONE
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PRUDENTIAL FINL INC                COM         744320102  98,378    3,251,090   SH       DEFINED            3,251,090
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC                COM         744320102  78,603    2,597,600   SH  PUT  DEFINED            2,597,600
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QWEST COMMUNICATIONS INTL IN       COM         749121109     710      195,000   SH       DEFINED              195,000
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SEPRACOR INC                    NOTE 10/1      817315AW4   2,306    2,500,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                      COM         871503108   8,197      606,300   SH       DEFINED              606,300
------------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP                DBCV 2.750%12/1  878237AE6  18,588   25,000,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                     COM         907818108   1,778       37,200   SH       DEFINED               37,200
------------------------------------------------------------------------------------------------------------------------------------
USEC INC                      NOTE 3.000%10/0  90333EAC2  26,547   58,280,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
VERISIGN INC                  SDCV 3.250% 8/1  92343EAD4   3,169    5,000,000  PRN       DEFINED                              NONE
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY L P              DEB 3.875% 4/1   929043AC1 155,987  178,017,000  PRN       DEFINED                              NONE
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